NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)				2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 05, 2024	Feb. 20, 2024	Jan. 28, 2024	Jul. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	May 12, 2024	Mar. 12, 2024	Sep. 30, 2023
Stock issued during period, values, new issues							$ 60,000	$ 2,070,000
Share price	$ 1.00				$ 0.661		$ 4.75
Proceeds from sale of common stock	$ 5,000,000				$ 1,040,000	$ 6,748,000	$ 15,301,000	$ 8,283,000
Market value of listed securities											$ 35,000,000	$ 35,000,000
Stockholders equity, other shares									894,869	894,869
BioSig AI Sciences, Inc. [Member]
Stock issued during period, shares, new issues				2,205,000
Proceeds from sale of common stock				$ 1,971,277
Minimum [Member]
Share price	$ 1.00
Workforce Reduction [Membmer]
Stock issued during period, shares, new issues		85,244	85,244
Stock issued during period, values, new issues		$ 72,065	$ 72,065
Viral Clear[Member]
Equity method investment, ownership percentage					69.08%		69.08%	69.08%
BioSig AI Sciences, Inc. [Member]
Equity method investment, ownership percentage					84.50%		84.50%						84.50%
Viral Clear[Member]
Stock issued during period, shares, new issues									1,965,240	1,965,240
Stock issued during period, values, new issues									$ 15,600,000	$ 15,600,000
Shares issued for acquisition									894,869	894,869